Note 8 - Inventories: Schedule of Inventories (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Details
Raw material	$ 0	$ 0		$ 0
Work in process	838,785	496,971		279,783
Finished goods	0	0		0
Inventories	$ 838,785	$ 496,971	$ 295,159	$ 279,783